Debt, Cash and Cash Equivalents - Summary of Reconciliation of Carrying Amount to Value on Redemption (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	€ 20,404	€ 20,131
Short-term debt and current portion of long-term debt	3,329	4,554
Interest rate and currency derivatives used to manage debt	(173)	(117)
Total debt	23,560	24,568
Cash and cash equivalents	(15,969)	(9,427)	€ (6,742)	€ (6,925)
Interest rate and currency derivatives used to manage cash and cash equivalents	89	(34)
Net debt	7,680	15,107
Current and non-current lease liabilities	1,195	1,248
Amortized cost
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	77
Short-term debt and current portion of long-term debt	2
Interest rate and currency derivatives used to manage debt	0
Total debt	79
Cash and cash equivalents	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0
Net debt	79
Adjustment to debt measured at fair value
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	(53)
Short-term debt and current portion of long-term debt	(2)
Interest rate and currency derivatives used to manage debt	29
Total debt	(26)
Cash and cash equivalents	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0
Net debt	(26)
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	20,428	20,180
Short-term debt and current portion of long-term debt	3,329	4,553
Interest rate and currency derivatives used to manage debt	(144)	(86)
Total debt	23,613	24,647
Cash and cash equivalents	(15,969)	(9,427)
Interest rate and currency derivatives used to manage cash and cash equivalents	89	(34)
Net debt	€ 7,733	€ 15,186